SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	5,467,337	$5.30	3.17	$1,709
Granted	2,248,000	$1.94
Exercised	(200)	$2.00
Cancelled	(2,360,917)	$4.97

Outstanding at December 31, 2016	5,354,220	$4.04	2.82	$549

Exercisable at December 31, 2016	1,552,014	$7.88	1.43	$6

Vested and expected to vest at December 31, 2016	4,299,107	$4.57	2.57	$316

Schedule of Option Activity by Price Range

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.34-$2.00	1,504,493	4.28	$1.09	86,249	2.01	$1.88
$2.11-$2.52	2,200,166	3.47	$2.28	539,994	3.45	$2.26
$3.27-$3.77	1,917,666	2.70	$3.57	312,496	2.40	$3.61
$4.04-$6.93	312,521	1.21	$5.20	295,851	1.11	$5.22
$7.80-$9.14	141,875	1.03	$8.71	141,875	1.03	$8.71
$10.06-$11.94	668,540	1.46	$11.21	606,587	1.38	$11.24
$12.56-$13.54	125,625	0.46	$12.59	118,957	0.37	$12.58

	6,870,886	3.03	$3.70	2,102,009	1.97	$6.47

Schedule of Restricted Stock Unit Activity
	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2016	692,320	$12.64
Vested	(337,420)	$12.64
Cancelled	(27,900)	$12.64

Unvested at December 31, 2016	327,000	$12.64

Expected to vest after December 31, 2016	327,000	$12.64

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2014	2015	2016

Cost of revenues	$249	$247	$219
Research and development	2,058	804	708
Selling and marketing	1,940	1,397	1,907
General and administrative	9,302	4,290	4,010
Restructuring costs	220	-	-

Total	$13,769	$6,738	$6,844

Share-based compensation in discontinued operations	$(1,376)	$878	$42

Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	3,550,000	$2.38	4.93	$4,793
Cancelled	(2,033,334)	$2.28

Outstanding at December 31, 2016	1,516,666	$2.53	3.77	-

Exercisable at December 31, 2016	549,995	$2.51	3.48	-

Vested and expected to vest at December 31, 2016	1,174,535	$2.52	3.72	-